Fees Summary	May 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 105,052,500.00
Previously Paid Amount	0.00
Total Fee Amount	14,507.75
Total Offset Amount	0.00
Net Fee	$ 14,507.75
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A